UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Class AAA - GABUX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at https://gabelli.com/ticker/GABUX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$150	1.38%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The utilities sector outperformed early in the year, benefiting from its defensive characteristics amid tariff uncertainty and recession concerns. Electric and gas utilities are well positioned, supported by rising power consumption, accelerating rate base growth, and constructive policy. Contributors included National Fuel Gas Co., NextEra Energy, and Evergy, Inc. Detractors included ONEOK, Inc., Edison International, MGE Energy, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/15	10,000	10,000	10,000	10,000
12/16	11,700	11,196	11,629	11,493
12/17	12,745	13,640	13,037	12,810
12/18	12,471	13,043	13,573	13,115
12/19	14,809	17,150	17,150	16,164
12/20	14,301	20,305	17,232	16,058
12/21	16,802	26,135	20,277	18,526
12/22	15,893	21,402	20,595	18,692
12/23	14,856	27,029	19,137	18,163
12/24	16,787	33,791	23,621	22,384
12/25	19,610	39,833	27,410	25,467

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	16.82%	6.52%	6.97%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

Fund Statistics

  Total Net Assets$1,627,436,654
  Number of Portfolio Holdings226
  Portfolio Turnover Rate1%
  Management Fees$15,795,530

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABUX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	7.8%
National Fuel Gas Co.	7.1%
American Electric Power Co. Inc.	3.8%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.0%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.5%
ONEOK Inc.	2.1%

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Annual Shareholder Report - December 31, 2025

Class AAA - GABUX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABUX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABUX-25-ATSR

The Gabelli Utilities Fund

Class C - GUXPX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at https://gabelli.com/ticker/GUXPX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$230	2.13%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The utilities sector outperformed early in the year, benefiting from its defensive characteristics amid tariff uncertainty and recession concerns. Electric and gas utilities are well positioned, supported by rising power consumption, accelerating rate base growth, and constructive policy. Contributors included National Fuel Gas Co., NextEra Energy, and Evergy, Inc. Detractors included ONEOK, Inc., Edison International, MGE Energy, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class C	The Gabelli Utilities Fund - Class C (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,620	11,520	11,196	11,629	11,493
12/17	12,554	12,446	13,640	13,037	12,810
12/18	12,210	12,105	13,043	13,573	13,115
12/19	14,368	14,244	17,150	17,150	16,164
12/20	13,796	13,677	20,305	17,232	16,058
12/21	16,047	15,909	26,135	20,277	18,526
12/22	15,072	14,942	21,402	20,595	18,692
12/23	13,982	13,862	27,029	19,137	18,163
12/24	15,689	15,554	33,791	23,621	22,384
12/25	18,172	18,016	39,833	27,410	25,467

The Class C1 Share NAVs are used to calculate performance for the periods prior to the issuance of Class C Shares on September 1, 2022.  The actual performance of Class C Shares would have been the same due to the identical fees and expenses associated with this class of shares.

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	15.83%	5.67%	6.16%
The Gabelli Utilities Fund - Class C (includes sales charge)	14.83%	5.67%	6.16%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

Fund Statistics

  Total Net Assets$1,627,436,654
  Number of Portfolio Holdings226
  Portfolio Turnover Rate1%
  Management Fees$15,795,530

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GUXPX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	7.8%
National Fuel Gas Co.	7.1%
American Electric Power Co. Inc.	3.8%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.0%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.5%
ONEOK Inc.	2.1%

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Annual Shareholder Report - December 31, 2025

Class C - GUXPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GUXPX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GUXPX-25-ATSR

The Gabelli Utilities Fund

Class I - GAUIX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at https://gabelli.com/ticker/GAUIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$123	1.13%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The utilities sector outperformed early in the year, benefiting from its defensive characteristics amid tariff uncertainty and recession concerns. Electric and gas utilities are well positioned, supported by rising power consumption, accelerating rate base growth, and constructive policy. Contributors included National Fuel Gas Co., NextEra Energy, and Evergy, Inc. Detractors included ONEOK, Inc., Edison International, MGE Energy, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $50,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $50,000 Investment

	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/15	50,000	50,000	50,000	50,000
12/16	58,680	55,980	58,145	57,465
12/17	64,026	68,200	65,186	64,050
12/18	62,848	65,213	67,866	65,575
12/19	74,770	85,749	85,748	80,821
12/20	72,445	101,527	86,160	80,288
12/21	85,238	130,675	101,384	92,628
12/22	80,891	107,010	102,976	93,461
12/23	75,746	135,143	95,685	90,817
12/24	85,783	168,955	118,104	111,922
12/25	100,582	199,165	137,048	127,334

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	17.25%	6.78%	7.24%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

Fund Statistics

  Total Net Assets$1,627,436,654
  Number of Portfolio Holdings226
  Portfolio Turnover Rate1%
  Management Fees$15,795,530

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAUIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	7.8%
National Fuel Gas Co.	7.1%
American Electric Power Co. Inc.	3.8%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.0%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.5%
ONEOK Inc.	2.1%

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Annual Shareholder Report - December 31, 2025

Class I - GAUIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GAUIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUIX-25-ATSR

The Gabelli Utilities Fund

Class A - GAUAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at https://gabelli.com/ticker/GAUAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$150	1.38%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The utilities sector outperformed early in the year, benefiting from its defensive characteristics amid tariff uncertainty and recession concerns. Electric and gas utilities are well positioned, supported by rising power consumption, accelerating rate base growth, and constructive policy. Contributors included National Fuel Gas Co., NextEra Energy, and Evergy, Inc. Detractors included ONEOK, Inc., Edison International, MGE Energy, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class A	The Gabelli Utilities Fund - Class A (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,701	11,028	11,196	11,629	11,493
12/17	12,730	11,307	13,640	13,037	12,810
12/18	12,475	10,443	13,043	13,573	13,115
12/19	14,803	11,679	17,150	17,150	16,164
12/20	14,305	10,638	20,305	17,232	16,058
12/21	16,787	11,767	26,135	20,277	18,526
12/22	15,889	10,497	21,402	20,595	18,692
12/23	14,837	9,238	27,029	19,137	18,163
12/24	16,791	9,854	33,791	23,621	22,384
12/25	19,591	10,836	39,833	27,410	25,467

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	16.68%	6.49%	6.96%
The Gabelli Utilities Fund - Class A (includes sales charge)	9.97%	5.24%	6.32%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

Fund Statistics

  Total Net Assets$1,627,436,654
  Number of Portfolio Holdings226
  Portfolio Turnover Rate1%
  Management Fees$15,795,530

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAUAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	7.8%
National Fuel Gas Co.	7.1%
American Electric Power Co. Inc.	3.8%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.0%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.5%
ONEOK Inc.	2.1%

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Utilities Fund

Annual Shareholder Report - December 31, 2025

Class A - GAUAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GAUAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUAX-25-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $ 35,600 for 2024 and $36,600 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $ 4,104 for 2024 and $5,500 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,498 for 2024 and $2,255 for 2025. These fees relate to PFIC Analyzer services.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	0%

(d)	0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $42,754 for 2024 and $43,950 for 2025.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Utilities Fund

Annual Report — December 31, 2025

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was 16.8% compared with a total return of 16.0% for the Standard & Poor’s (S&P) 500 Utilities Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of December 31, 2025:

The Gabelli Utilities Fund

Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.2%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — December 31, 2025

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.8%
	ENERGY AND UTILITIES — 85.9%
	Alternative Energy — 0.9%
850,000	Algonquin Power & Utilities Corp., New York	$2,667,764	$5,227,500
13,000	Brookfield Renewable Corp.	286,724	498,420
9,700	Clearway Energy Inc., Cl. C	217,119	322,622
5,000	Eos Energy Enterprises Inc.†	9,040	57,300
1,000	First Solar Inc.†	167,503	261,230
10,000	Fluence Energy Inc.†	128,565	197,800
11,800	Landis+Gyr Group AG	718,589	765,711
65,000	Ormat Technologies Inc.	1,618,123	7,180,550
68,500	XPLR Infrastructure LP†	450,862	685,000
		6,264,289	15,196,133
	Diversified Industrial — 1.1%
54,300	AZZ Inc.	1,963,774	5,819,874
5,400	Graham Corp.†	46,618	346,842
40,580	ITT Inc.	723,756	7,041,036
199,700	Mueller Water Products Inc., Cl. A	708,487	4,756,854
29,500	Park-Ohio Holdings Corp.	552,128	617,730
		3,994,763	18,582,336
	Electric Integrated — 49.9%
173,050	Alliant Energy Corp.	3,109,505	11,249,980
449,000	Ameren Corp.	12,717,701	44,837,140
530,900	American Electric Power Co. Inc.	19,881,431	61,218,079
297,500	Avista Corp.	7,926,419	11,465,650
421,000	Black Hills Corp.	10,585,446	29,225,820
59,373	CMS Energy Corp.	208,491	4,151,954
364,200	Dominion Energy Inc.	18,865,086	21,338,478
17,200	DTE Energy Co.	1,353,432	2,218,456
240,200	Duke Energy Corp.	12,170,472	28,153,842
212,000	Edison International	7,061,815	12,724,240
18,200	Entergy Corp.	872,450	1,682,226
799,607	Evergy Inc.	18,467,561	57,963,511
615,750	Eversource Energy	13,760,954	41,458,447
314,250	Exelon Corp.	6,959,443	13,698,158
300,291	FirstEnergy Corp.	6,435,877	13,444,028
150,800	Fortis Inc.	4,636,729	7,840,216
258,000	Hawaiian Electric Industries Inc.†	4,546,863	3,173,400
41,750	IDACORP Inc.	1,753,704	5,283,880
185,500	MGE Energy Inc.	4,046,618	14,546,910
1,578,500	NextEra Energy Inc.	20,670,321	126,721,980
260,000	NiSource Inc.	2,319,251	10,857,600
424,000	Northwestern Energy Group Inc.	11,431,186	27,364,960
777,500	OGE Energy Corp.	12,912,341	33,199,250
			Market
Shares		Cost	Value
393,500	Otter Tail Corp.	$8,386,455	$31,798,735
268,500	PG&E Corp.	2,644,166	4,314,795
305,500	Pinnacle West Capital Corp.	12,597,167	27,097,850
131,050	Portland General Electric Co.	5,713,610	6,289,090
538,000	PPL Corp.	16,474,641	18,840,760
176,750	Public Service Enterprise Group Inc.	5,043,508	14,193,025
8,000	RWE AG	281,707	425,516
378,450	The Southern Co.	13,377,256	33,000,840
208,723	TXNM Energy Inc.	1,802,696	12,289,610
49,000	Unitil Corp.	1,388,045	2,373,560
464,900	WEC Energy Group Inc.	10,573,296	49,028,354
382,516	Xcel Energy Inc.	10,992,997	28,252,632
		291,968,640	811,722,972
	Electric Transmission and Distribution — 1.5%
28,800	Consolidated Edison Inc.	1,133,673	2,860,416
58,267	Constellation Energy Corp.	1,460,286	20,583,983
14,000	Sempra	1,158,151	1,236,060
100	Talen Energy Corp.†	37,933	37,484
800	The Timken Co.	50,216	67,304
		3,840,259	24,785,247
	Environmental Services — 0.2%
500	Badger Meter Inc.	58,923	87,205
2,000	Tetra Tech Inc.	32,370	67,080
75,000	Veolia Environnement SA	1,094,275	2,619,521
2,000	Waste Connections Inc.	265,977	350,720
		1,451,545	3,124,526
	Global Utilities — 3.3%
36,000	Chubu Electric Power Co. Inc.	550,541	554,341
20,000	E.ON SE	253,426	379,002
5,000	EDP SA, ADR	134,159	229,450
204,500	Emera Inc.	5,394,230	10,077,870
34,500	Enagas SA	901,749	533,159
100,000	Endesa SA	2,186,478	3,599,638
290,000	Enel SpA	1,536,386	3,025,353
75,000	Equinor ASA	1,693,070	1,763,393
550,000	Hera SpA	1,195,166	2,598,367
18,000	Hokkaido Electric Power Co. Inc.	148,040	120,774
6,520,000	Huaneng Power International Inc., Cl. H	4,040,777	4,800,339
215,000	Iberdrola SA	1,454,807	4,665,515
31,250	Italgas SpA	186,726	349,438
188,000	Korea Electric Power Corp., ADR†	2,056,848	3,102,000
50,000	Kyushu Electric Power Co. Inc.	535,840	535,942
183,124	National Grid plc	2,026,740	2,817,701

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2025

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
32,200	National Grid plc, ADR	$1,794,465	$2,490,670
314,500	Redeia Corp. SA	3,577,864	5,606,838
29,000	Shikoku Electric Power Co. Inc.	398,791	287,056
2,000	Snam SpA	8,967	13,294
10,000	The Chugoku Electric Power Co. Inc.	149,385	63,521
300,000	The Kansai Electric Power Co. Inc.	3,995,759	4,701,864
89,000	Tohoku Electric Power Co. Inc.	1,011,481	655,114
50,000	Tokyo Electric Power Co. Holdings Inc.†	133,511	209,812
		35,365,206	53,180,451
	Merchant Energy — 2.6%
2,973,000	The AES Corp.	30,521,572	42,632,820

	Natural Gas Integrated — 10.7%
469,200	Energy Transfer LP	0	7,737,108
141,400	Kinder Morgan Inc.	1,892,097	3,887,086
1,432,500	National Fuel Gas Co.	64,034,399	114,685,950
468,500	ONEOK Inc.	108,491	34,434,750
367,000	UGI Corp.	7,692,099	13,736,810
		73,727,086	174,481,704
	Natural Gas Utilities — 7.1%
65,200	Atmos Energy Corp.	1,749,547	10,929,476
114,000	CenterPoint Energy Inc.	2,412,570	4,370,760
5,700	Cheniere Energy Inc.	879,203	1,108,023
30,000	Chesapeake Utilities Corp.	526,075	3,742,800
800	EQT Corp.	45,404	42,880
100,000	Gulf Coast Ultra Deep Royalty Trust†	8,000	2,950
14,000	New Jersey Resources Corp.	328,068	645,680
424,000	Northwest Natural Holding Co.	18,858,065	19,817,760
148,000	ONE Gas Inc.	1,495,026	11,433,000
115,000	RGC Resources Inc.	1,731,796	2,449,500
642,200	Southwest Gas Holdings Inc.	18,242,064	51,388,844
106,500	Spire Inc.	3,350,633	8,807,550
30,000	Venture Global Inc., Cl. A	697,709	204,600
		50,324,160	114,943,823
	Natural Resources — 2.5%
18,000	Alliance Resource Partners LP	0	418,140
257,750	Cameco Corp.	2,532,172	23,581,548
			Market
Shares		Cost	Value
33,000	CNX Resources Corp.†	$277,403	$1,213,410
3,200	Diamondback Energy Inc.	58,071	481,056
3,500	EOG Resources Inc.	247,759	367,535
133,000	Mueller Industries Inc.	1,157,046	15,268,400
750	Occidental Petroleum Corp.	42,538	30,840
3,000	Tejon Ranch Co.†	48,800	47,310
		4,363,789	41,408,239
	Oil — 0.8%
33,800	APA Corp.	951,057	826,748
16,000	BP plc, ADR	516,077	555,680
52,500	Chevron Corp.	2,537,440	8,001,525
37,000	Devon Energy Corp.	337,599	1,355,310
91,000	Innovex International Inc.†	1,822,924	1,990,170
40,000	PrairieSky Royalty Ltd.	674,680	787,731
5,000	Secure Waste Infrastructure Corp.	42,902	62,912
		6,882,679	13,580,076
	Services — 1.9%
552,500	Enbridge Inc.	12,051,876	26,426,075
18,000	Halliburton Co.	304,468	508,680
93,000	MDU Resources Group Inc.	915,358	1,815,360
6,970	Oceaneering International Inc.†	150,210	167,489
19,000	RPC Inc.	163,427	103,360
26,910	SLB Ltd.	960,386	1,032,806
		14,545,725	30,053,770
	Water — 3.4%
8,500	American States Water Co.	150,358	616,080
97,100	American Water Works Co. Inc.	2,177,860	12,671,550
5,000	California Water Service Group	90,622	216,650
7,997	Consolidated Water Co. Ltd.	76,335	282,214
439,250	Essential Utilities Inc.	7,159,419	16,849,630
85,255	H2O America	1,935,292	4,176,643
7,650	Middlesex Water Co.	126,425	385,713
400,000	Severn Trent plc	9,938,419	15,037,730
86,043	The York Water Co.	1,189,709	2,739,609
54,000	United Utilities Group plc, ADR	1,456,223	1,737,720
		24,300,662	54,713,539
	TOTAL ENERGY AND UTILITIES	547,550,375	1,398,405,636

	COMMUNICATIONS — 8.0%
	Business Services — 0.1%
600,000	Clear Channel Outdoor Holdings Inc.†	620,291	1,326,000

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2025

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite — 1.3%
12,700	Charter Communications Inc., Cl. A†	$695,827	$2,651,125
27,500	Cogeco Communications Inc.	823,192	1,331,773
75,000	Cogeco Inc.	1,876,853	3,496,594
6,500	Comcast Corp., Cl. A	65,095	194,285
4,000	EchoStar Corp., Cl. A†	42,109	434,800
40	GCI Liberty Inc., Cl. A†	1,217	1,475
1,843	GCI Liberty Inc., Cl. C†	57,610	68,578
1,300	Liberty Broadband Corp., Cl. A†	93,204	62,764
7,000	Liberty Broadband Corp., Cl. C†	621,419	340,200
260,000	Liberty Global Ltd., Cl. A†	1,881,864	2,896,400
242,000	Liberty Global Ltd., Cl. C†	1,659,807	2,671,680
240,005	Liberty Latin America Ltd., Cl. A†	2,143,868	1,773,637
60,000	Liberty Latin America Ltd., Cl. C†	543,063	447,600
3,000	Optimum Communications Inc., Cl. A†	7,831	4,950
95,000	Rogers Communications Inc., Cl. B	2,592,802	3,584,350
38,000	TBS Holdings Inc.	500,062	1,401,953
		13,605,823	21,362,164
	Telecommunications — 5.9%
41,500	America Movil SAB de CV, ADR	514,706	857,805
476,000	BCE Inc.	12,667,369	11,338,320
453,000	Deutsche Telekom AG, ADR	5,475,677	14,813,100
250,000	Eurotelesites AG†	1,148,399	1,345,604
10,000	GCI Liberty Inc., Escrow†(a)	0	0
1,448,000	Koninklijke KPN NV	4,219,107	6,765,918
12,935,000	NTT Inc.	6,353,198	13,022,533
17,000	Orange Belgium SA†	335,717	385,583
270,000	Orascom Investment Holding, GDR†(a)	225,976	3,780
225,000	Pharol SGPS SA†	147,182	16,658
20,000	PLDT Inc., ADR	703,168	434,800
60,000	Proximus SA	859,991	498,872
1,400,000	Singapore Telecommunications Ltd.	3,438,000	4,955,656
93,000	Sunrise Communications AG, Cl. A	2,786,253	4,980,508
99,200	Swisscom AG, ADR	3,544,962	7,220,768
20,000	Tele2 AB, Cl. B	239,402	335,741
125,000	Telefonica Brasil SA, ADR	1,744,220	1,482,500
200,000	Telefonica SA, ADR	1,286,763	810,000
			Market
Shares		Cost	Value
980,000	Telekom Austria AG	$7,477,522	$10,365,264
266,000	Telephone and Data Systems Inc.	5,499,767	10,906,000
100,000	Telesat Corp.†	1,232,994	2,910,000
10,000	TELUS Corp.	190,793	131,799
34,000	TIM SA, ADR	527,009	661,300
18,100	VEON Ltd., ADR†	329,462	951,517
		60,947,637	95,194,026
	Wireless Communications — 0.7%
31,000	Anterix Inc.†	931,981	676,730
86,200	Array Digital Infrastructure Inc.	2,953,062	4,622,044
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	30
36,500	Millicom International Cellular SA	883,122	2,023,560
70,000	Operadora De Sites Mexicanos SAB de CV	77,999	59,281
68,000	SK Telecom Co. Ltd., ADR	1,866,734	1,396,040
400	SmarTone Telecommunications Holdings Ltd.	207	241
267,500	Turkcell Iletisim Hizmetleri A/S, ADR	2,049,570	1,463,225
74,000	Vodafone Group plc, ADR	905,734	977,540
		9,668,428	11,218,691
	TOTAL COMMUNICATIONS	84,842,179	129,100,881

	OTHER — 4.9%
	Aerospace — 0.8%
13,500	Allient Inc.	305,479	725,625
750,000	Rolls-Royce Holdings plc	1,218,569	11,626,069
		1,524,048	12,351,694
	Building and Construction — 0.5%
10,000	Acciona SA	873,904	2,184,697
2,200	Arcosa Inc.	97,046	233,904
23,250	Everus Construction Group Inc.†	778,811	1,989,270
20,000	Johnson Controls International plc	474,936	2,395,000
8,000	Knife River Corp.†	230,420	562,800
		2,455,117	7,365,671
	Consumer Products — 0.0%
500	Belden Inc.	58,147	58,275
8,000	Essity AB, Cl. A	103,353	230,706
		161,500	288,981
	Diversified Industrial — 0.3%
210	Alstom SA†	2,930	6,212
50,000	Bouygues SA	1,651,608	2,606,006

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Diversified Industrial (Continued)
500	Herc Holdings Inc.	$64,295	$74,190
7,500	L.B. Foster Co., CI. A†	108,295	202,125
4,500	Matthews International Corp., Cl. A	114,931	117,540
112,000	Twin Disc Inc.	1,255,784	1,868,160
		3,197,843	4,874,233
	Electronics — 0.6%
40,000	Confluent Inc., Cl. A†	1,201,293	1,209,600
2,000	Keysight Technologies Inc.†	171,600	406,380
1,130	Resideo Technologies Inc.†	19,767	39,686
300	Roper Technologies Inc.	75,135	133,539
330,000	Sony Group Corp., ADR	537,341	8,448,000
200	WESCO International Inc.	35,148	48,928
		2,040,284	10,286,133
	Entertainment — 0.0%
120,000	Grupo Televisa SAB, ADR	341,290	349,200
30,000	Ollamani SAB†	96,984	128,280
		438,274	477,480
	Financial Services — 0.0%
45,000	Kinnevik AB, CI. A†	630,440	411,068
1,500,000	O B Financial Holding SAE†	226,100	17,610
78,000	Sony Financial Group Inc., ADR†	537,888	407,940
		1,394,428	836,618
	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	312,334

	Machinery — 1.2%
56,000	Astec Industries Inc.	1,770,398	2,425,920
81,500	Flowserve Corp.	2,479,855	5,654,470
40,700	The Gorman-Rupp Co.	926,173	1,943,425
500	Valmont Industries Inc.	105,008	201,160
67,200	Xylem Inc.	1,598,981	9,151,296
		6,880,415	19,376,271
	Metals and Mining — 0.4%
54,000	Freeport-McMoRan Inc.	517,717	2,742,660
12,700	Vulcan Materials Co.	530,166	3,622,294
		1,047,883	6,364,954
	Specialty Chemicals — 0.0%
1,500	Air Products and Chemicals Inc.	398,870	370,530
Shares		Cost	Market Value
	Transportation — 1.1%
101,000	GATX Corp.	$2,579,560	$17,129,600

	TOTAL OTHER	22,380,178	80,034,499

	TOTAL COMMON STOCKS	654,772,732	1,607,541,016

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	0	54,000

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
21,000	ABIOMED Inc., CVR†	0	33,600

	WARRANTS — 0.0%
	OTHER — 0.0%
	Diversified Industrial — 0.0%
428,750	SDCL EDGE Acquisition Corp., expire 12/31/28†	154,487	12,862

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$17,030,000	U.S. Treasury Bills, 3.509% to 3.674%††, 01/27/26 to 03/26/26	16,913,210	16,916,000

	TOTAL INVESTMENTS — 99.8%	$671,840,429	1,624,557,478

	Other Assets and Liabilities (Net) — 0.2%		2,879,176

	NET ASSETS — 100.0%		$1,627,436,654

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $671,840,429)	$1,624,557,478
Cash	5,951
Receivable for Fund shares sold	4,185,813
Dividends and interest receivable	3,047,310
Prepaid expenses	57,541
Total Assets	1,631,854,093
Liabilities:
Distributions payable	2,480
Payable for Fund shares redeemed	2,300,671
Payable for investment advisory fees	1,396,924
Payable for distribution fees	339,104
Payable for accounting fees	3,750
Other accrued expenses	374,510
Total Liabilities	4,417,439
Net Assets
(applicable to 315,173,723 shares outstanding)	$1,627,436,654
Net Assets Consist of:
Paid-in capital	$693,626,817
Total distributable earnings	933,809,837
Net Assets	$1,627,436,654

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($239,652,291 ÷ 49,517,939 shares outstanding)	$4.84
Class A:
Net Asset Value and redemption price per share ($876,190,701 ÷ 173,791,831 shares outstanding)	$5.04
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.35
Class C:
Net Asset Value and offering price per share ($114,176,729 ÷ 21,104,261 shares outstanding)	$5.41	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($397,416,933 ÷ 70,759,692 shares outstanding)	$5.62

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $1,062,435)	$51,229,483
Interest	531,185
Total Investment Income	51,760,668
Expenses:
Investment advisory fees	15,795,530
Distribution fees - Class AAA	570,212
Distribution fees - Class A	2,155,854
Distribution fees - Class C	1,192,387
Shareholder services fees	1,182,555
Shareholder communications expenses	310,614
Custodian fees	154,461
Legal and audit fees	86,433
Trustees’ fees	85,000
Registration expenses	61,805
Accounting fees	45,000
Interest expense	17,910
Miscellaneous expenses	141,050
Total Expenses	21,798,811
Less:
Expenses paid indirectly by broker (See Note 6)	(24,798)
Net Expenses	21,774,013
Net Investment Income	29,986,655

Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	49,831,603
Net realized loss on forward foreign exchange contracts	(289)
Net realized loss on foreign currency transactions	(28,906)
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	49,802,408
Net change in unrealized appreciation/(depreciation):
on investments	162,146,942
on foreign currency translations	78,434
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	162,225,376
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency	212,027,784
Net Increase in Net Assets Resulting from Operations	$242,014,439

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$29,986,655	$31,204,762
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	49,802,408	91,698,548
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	162,225,376	59,432,010
Net Increase in Net Assets Resulting from Operations	242,014,439	182,335,320

Distributions to Shareholders:
Accumulated earnings
Class AAA	(12,521,708)	(18,706,035)
Class A	(45,515,798)	(66,527,169)
Class C	(5,860,895)	(7,703,800)
Class C1*	—	(6,018,767)
Class I	(18,727,957)	(24,310,742)
	(82,626,358)	(123,266,513)
Return of capital
Class AAA	(27,713,821)	(25,496,833)
Class A	(101,209,760)	(92,821,257)
Class C	(13,145,797)	(13,335,063)
Class C1*	—	(4,789,134)
Class I	(39,074,964)	(34,536,857)
	(181,144,342)	(170,979,144)
Total Distributions to Shareholders	(263,770,700)	(294,245,657)

Shares of Beneficial Interest Transactions:
Class AAA	29,380,130	4,057,978
Class A	80,622,223	49,836,262
Class C	(3,381,445)	107,810,272
Class C1*	—	(155,293,882)
Class I	66,157,318	38,728,205
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	172,778,226	45,138,835

Redemption Fees	3,286	778

Net Increase/(Decrease) in Net Assets	151,025,251	(66,770,724)

Net Assets:
Beginning of year	1,476,411,403	1,543,182,127
End of period	$1,627,436,654	$1,476,411,403

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2025	$4.94	$0.10	$0.68	$0.78	$(0.14)	$(0.16)	$(0.58)	$(0.88)	$0.00	$4.84	16.82%	$239,652	1.90%	1.38	%(d)	1%
2024	5.33	0.11	0.54	0.65	(0.12)	(0.32)	(0.60)	(1.04)	0.00	4.94	13.00	215,757	2.09	1.32		1
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94	1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47	1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76	1.36	(e)	3
Class A
2025	$5.12	$0.10	$0.71	$0.81	$(0.11)	$(0.16)	$(0.62)	$(0.89)	$0.00	$5.04	16.68%	$876,191	1.90%	1.38	%(d)	1%
2024	5.49	0.11	0.57	0.68	(0.12)	(0.32)	(0.61)	(1.05)	0.00	5.12	13.17	809,839	2.08	1.32		1
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94	1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47	1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76	1.36	(e)	3
Class C
2025	$5.48	$0.06	$0.76	$0.82	$(0.11)	$(0.16)	$(0.62)	$(0.89)	$0.00	$5.41	15.83%	$114,177	1.14%	2.13	%(d)	1%
2024	5.87	0.12	0.56	0.68	(0.08)	(0.32)	(0.67)	(1.07)	0.00	5.48	12.21	118,875	1.41	2.07		1
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34	2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97 (f)	2.21	(f)	2
Class C1
2023*	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%	2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71	2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00	2.11	(e)	3
Class I
2025	$5.60	$0.12	$0.80	$0.92	$(0.11)	$(0.17)	$(0.62)	$(0.90)	$0.00	$5.62	17.25%	$397,417	2.15%	1.13	%(d)	1%
2024	5.93	0.14	0.60	0.74	(0.13)	(0.32)	(0.62)	(1.07)	0.00	5.60	13.25	331,940	2.27	1.07		1
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20	1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73	1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01	1.11	(e)	3

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	The Fund incurred interest expense during the year ended December 31, 2025 and there was minimal impact on the expense ratios.
(e)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2021, there was minimal impact on the expense ratios.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements

1. Organization. The Gabelli Utilities Fund (the Fund) was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 31, 1999.

The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Telecommunications	$95,190,246	—	$3,780	$95,194,026
Other Industries (b)	33,906,855	—	—	33,906,855
Energy and Utilities (b)	1,398,405,636	—	—	1,398,405,636
Other (b)	80,034,499	—	—	80,034,499
Total Common Stocks	1,607,537,236	—	3,780	1,607,541,016
Closed-End Funds	—	$54,000	—	54,000
Rights (b)	—	33,600	—	33,600
Warrants (b)	—	12,862	—	12,862
U.S. Government Obligations	—	16,916,000	—	16,916,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,607,537,236	$17,016,462	$3,780	$1,624,557,478

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at December 31, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at December 31, 2025 are reflected within the Schedule of Investments.

The fund does not have derivatives outstanding as of year end December 31, 2025. For the year ended December 31, 2025, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized loss on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Year Ended December 31, 2025

Net Realized Gain/(Loss) from Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign currency exchange rate risk	$	$	$	$	$(289)	$(289)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2025, the Fund did not hold any restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the year ended December 31, 2025, the Fund did not incur such expenses.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the reclassification of prior year return of capital and prior year post financial statement write-off of net operating losses. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to decrease paid-in capital by $1,465,189, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the fiscal years ended December 31, 2025 and 2024 was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Distributions paid from:
Ordinary income	$33,058,308	$32,499,333
Long term capital gains	49,568,049	90,767,180
Return of capital	181,144,342	170,979,144
Total distributions paid	$263,770,699	$294,245,657

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. During the year ended December 31, 2025, the fixed distribution policy resulted in a return in capital distributions.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$933,809,837

At December 31, 2025, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes and, tax treatment of passive foreign investment companies, partnerships and corporate actions.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$690,770,814	$970,248,095	$(36,461,431)	$933,786,664

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $13,057,433 and $96,175,419, respectively.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid $15,273 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $607,722 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $24,798.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2025, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 22 days of borrowings during the year ended December 31, 2025 was $5,289,227 with a weighted average interest rate of 5.59%. The maximum amount borrowed at any time during the year ended December 31, 2025 was $10,188,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Effective August 31, 2022 (the Effective Date), the Fund’s Class C1 shares were “closed to purchases from new investors.” “Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund. On March 25, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the Fund equal to the aggregate value of each shareholder’s Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended December 31, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	9,300,725	$46,616,759	7,315,115	$38,897,746
Shares issued upon reinvestment of distributions	7,623,934	38,039,860	7,966,616	41,386,845
Shares redeemed	(11,071,688)	(55,276,489)	(14,601,431)	(76,226,613)
Net increase	5,852,971	$29,380,130	680,300	$4,057,978
Class A
Shares sold	24,759,867	$129,052,341	23,200,577	$127,601,444
Shares issued upon reinvestment of distributions	26,724,204	138,592,075	27,858,458	149,570,747
Shares redeemed	(35,953,657)	(187,022,193)	(41,850,692)	(227,335,929)
Net increase	15,530,414	$80,622,223	9,208,343	$49,836,262
Class C
Shares sold	2,883,121	$16,151,994	2,609,722	$15,468,628
Shares issued upon reinvestment of distributions	3,329,864	18,514,366	3,538,627	20,377,508
Shares redeemed	(6,816,732)	(38,047,806)	(10,474,979)	(61,345,361)
Shares issued from conversion	–	–	23,208,857	133,309,497
Net increase/(decrease)	(603,747)	$(3,381,446)	18,882,227	$107,810,272
Class C1*
Shares sold	–	–	31,761	$61,063
Shares issued upon reinvestment of distributions	–	–	5,523,413	10,465,091
Shares redeemed	–	–	(16,938,118)	(32,510,539)
Shares converted and exchanged	–	–	(69,306,822)	(133,309,497)
Net (decrease)	–	–	(80,689,766)	$(155,293,882)
Class I
Shares sold	17,767,395	$102,223,527	17,296,314	$102,781,929
Shares issued upon reinvestment of distributions	9,454,166	54,216,570	9,510,910	55,612,871
Shares redeemed	(15,685,782)	(90,282,779)	(20,287,187)	(119,666,595)
Net increase	11,535,779	$66,157,318	6,520,037	$38,728,205

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On February 25, 2026, the Fund renewed the unsecured and uncommitted line of credit, which expires on April 30, 2026, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

The Gabelli Utilities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Utilities Fund (the “Fund”), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2026

The Gabelli Utilities Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Utilities Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions of $0.30, $0.27, $0.27, and $0.28 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, return of capital distributions of $0.58, $0.62, $0.62, and $0.62 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $49,568,050 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2025, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2025 which was derived from U.S. Treasury securities was 1.0%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 1.0%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior
Portfolio Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q425AR

GABELLI
FUNDS

THE GABELLI UTILITIES FUND

Annual Report
December 31, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2025	$4.94	$0.10	$0.68	$0.78	$(0.14)	$(0.16)	$(0.58)	$(0.88)	$0.00	$4.84	16.82%	$239,652	1.90%	1.38	%(d)	1%
2024	5.33	0.11	0.54	0.65	(0.12)	(0.32)	(0.60)	(1.04)	0.00	4.94	13.00	215,757	2.09	1.32		1
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94	1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47	1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76	1.36	(e)	3
Class A
2025	$5.12	$0.10	$0.71	$0.81	$(0.11)	$(0.16)	$(0.62)	$(0.89)	$0.00	$5.04	16.68%	$876,191	1.90%	1.38	%(d)	1%
2024	5.49	0.11	0.57	0.68	(0.12)	(0.32)	(0.61)	(1.05)	0.00	5.12	13.17	809,839	2.08	1.32		1
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94	1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47	1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76	1.36	(e)	3
Class C
2025	$5.48	$0.06	$0.76	$0.82	$(0.11)	$(0.16)	$(0.62)	$(0.89)	$0.00	$5.41	15.83%	$114,177	1.14%	2.13	%(d)	1%
2024	5.87	0.12	0.56	0.68	(0.08)	(0.32)	(0.67)	(1.07)	0.00	5.48	12.21	118,875	1.41	2.07		1
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34	2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97 (f)	2.21	(f)	2
Class C1
2023*	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%	2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71	2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00	2.11	(e)	3
Class I
2025	$5.60	$0.12	$0.80	$0.92	$(0.11)	$(0.17)	$(0.62)	$(0.90)	$0.00	$5.62	17.25%	$397,417	2.15%	1.13	%(d)	1%
2024	5.93	0.14	0.60	0.74	(0.13)	(0.32)	(0.62)	(1.07)	0.00	5.60	13.25	331,940	2.27	1.07		1
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20	1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73	1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01	1.11	(e)	3

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	The Fund incurred interest expense during the year ended December 31, 2025 and there was minimal impact on the expense ratios.
(e)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2021, there was minimal impact on the expense ratios.
(f)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$17,000
Mary E. Hauck	$13,000
Werner J. Roeder	$14,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 9, 2026

*	Print the name and title of each signing officer under his or her signature.